Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022
Alexis Practical Tactical ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Alexis Practical Tactical ETF NAV
Account Value	$ 11,784	$ 9,532	$ 9,756
Alexis Practical Tactical ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alexis Practical Tactical ETF Market
Account Value	$ 11,785	9,531	9,756
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 12,854	10,027	9,743
35% S&P 500/35% Morningstar Global Markets/30% Aggregate Bond [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	35% S&P 500/35% Morningstar Global Markets/30% Aggregate Bond
Account Value	$ 11,204	9,476	9,381
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 9,035	8,918	9,114
Morningstar Global Market Large Mid GR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Market Large Mid GR
Account Value	$ 11,558	$ 9,323	$ 9,216